RESERVES, Terms and Conditions of Options (Details)	12 Months Ended
Jun. 30, 2018 AUD ($) shares
Terms and conditions of unlisted share options [Abstract]
Share based payment arrangement subscription rights (in shares)	1
Employee Options [Member] | Exercisable at A$0.45 Expiring on December 31, 2018 [Member]
Terms and conditions of unlisted share options [Abstract]
Options exercisable (in shares)	1,000,000
Exercise price (in dollars per share) | $	$ 0.45
Employee Options [Member] | Exercisable at A$0.50 Expiring on December 31, 2018 [Member]
Terms and conditions of unlisted share options [Abstract]
Options exercisable (in shares)	500,000
Exercise price (in dollars per share) | $	$ 0.50
Lender Options [Member] | Exercisable at A$0.66 Expiring on April 5, 2021 [Member]
Terms and conditions of unlisted share options [Abstract]
Options exercisable (in shares)	4,444,444
Exercise price (in dollars per share) | $	$ 0.66
Underwriter Options [Member] | Exercisable at A$0.33 Expiring on or before June 30, 2021 [Member]
Terms and conditions of unlisted share options [Abstract]
Options exercisable (in shares)	6,000,000
Exercise price (in dollars per share) | $	$ 0.33